Stockholders' equity and reserves (Details 2) - shares shares in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of Stockholders' Equity and Reserves [Abstract]
Balance as at January 1	20,000	0	10,000
(+) Total shares purchased	86,928	20,000	100,157
(-) Total shares sold	(20,000)	0	(110,157)
Balance as at December 31	86,928	20,000	0